Share-based compensation - Share-based compensation expense recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-based compensation
Classified within capital reserve (beginning of year)	€ 175,591	€ 158,453
Share-based compensation expenses	12,441	17,137
Classified within capital reserve (end of year)	€ 188,032	€ 175,591
Number of shares withheld shares to cover tax obligation	276,612	287,511
Amount of shares withheld based on the market price	€ 1,846	€ 1,370
Share Options (Alignment Grant)
Share-based compensation
Share-based compensation expenses	4,178	13,351
Restricted Shares
Share-based compensation
Share-based compensation expenses	495	581
Restricted Shares Units
Share-based compensation
Share-based compensation expenses	4,074	2,292
Employee Share Purchase Program
Share-based compensation
Share-based compensation expenses	21	18
Share Options (SO Award)
Share-based compensation
Share-based compensation expenses	€ 3,673	€ 896